7. OTHER CURRENT AND NON-CURRENT ASSETS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Other current assets		R$ 1,672,996	R$ 1,753,024
Other non-current assets		5,057,554	4,285,223
Employee Debt [Member]
Disclosure of financial assets [line items]
Other current assets		33,045	31,645
Eletrobras's Compulsory Loan [Member]
Disclosure of financial assets [line items]
Other non-current assets	[1]	845,284	813,428
Dividends Receivable [Member]
Disclosure of financial assets [line items]
Other current assets		44,554	46,171
Northeast Investment Fund - FINOR [Member]
Disclosure of financial assets [line items]
Other non-current assets		199	26,598
Recoverable Taxes [Member]
Disclosure of financial assets [line items]
Other current assets		1,282,415	1,412,335
Other non-current assets		2,119,940	1,822,388
Prepaid Expenses [Member]
Disclosure of financial assets [line items]
Other current assets		107,428	49,830	[2]
Other non-current assets		126,213	49,808	[2]
Derivative Financial Instruments [Member]
Disclosure of financial assets [line items]
Other current assets		1,364	351
Other non-current assets		4,203
Securities Held For Trading [Member]
Disclosure of financial assets [line items]
Other current assets		4,034	4,503
Loans With Related Parties [Member]
Disclosure of financial assets [line items]
Other current assets			2,675
Other non-current assets		846,300	706,605
Other Receivables From Related Parties [Member]
Disclosure of financial assets [line items]
Other current assets		1,830	3,649
Other non-current assets		428,672	218,840
Other [Member]
Disclosure of financial assets [line items]
Other current assets		102,021	84,709
Other non-current assets		146,326	988
Iron Ore Inventory [Member]
Disclosure of financial assets [line items]
Other non-current assets	[3]	144,499	144,499
Actuarial Asset - Related Party [Member]
Disclosure of financial assets [line items]
Other non-current assets		13,714	99,894
Credits With The PGFN [Member]
Disclosure of financial assets [line items]
Other non-current assets	[2]	46,774	46,774
Judicial Deposits [Member]
Disclosure of financial assets [line items]
Other non-current assets		328,371	347,950
Other Receivables [Member]
Disclosure of financial assets [line items]
Other non-current assets		7,059	7,451
Freight Expenses [Member]
Disclosure of financial assets [line items]
Other current assets	[4]	R$ 96,305	R$ 117,156

[1]	This is a certain and due amount, arising from the res judicata favorable decision to the Company, which is irreversible and irrevocable, in order to apply the STJ's consolidated position on the subject, which culminated in the conviction of Eletrobras to the payment of the correct interest and monetary adjustment of the Compulsory Loan. The res judicata decision, as well as the certainty about the amounts involved in the liquidation of the sentence (judicial procedure to request the satisfaction of the right), allowed the conclusion that the entry of this value is certain. In addition to this amount already recorded, the Company continues to seek alternatives for the recovery of additional credits and the estimate can reach an amount greater than R$350 million.
[2]	Refers mainly to PIS / COFINS, ICMS recoverable and income and social contribution taxes to be offset. On September 20, 2018, res judicata the writ of mandamus and special appeal filed in 2006, in which CSN and Federal Union were parties, related to the discussion about the non-inclusion of ICMS in the calculation base of PIS and COFINS, confirmed the CSN's right to offset the amounts over-collected from 2001 to 2014.
[3]	Long-term iron ore inventories that will be used after the construction of the processing plant, which will produce pellet feed, expected to start operating from the second half of 2021.
[4]	Refers a payment of freight expenses and maritime insurance over revenues didn't recognized.